Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Subsequent Event [Member]
Operating Leases, Future Minimum Payments Due, Total		$ 2